Derivative Financial Instruments - Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedge (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	$ 10,904	$ 8,097
Carrying amount of the hedging instruments, Liabilities	(25,035)	(26,869)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	2,506	(12,058)
Ineffectiveness recorded in non-interest income-other	64	(16)
Fair value hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	4,008	4,238
Carrying amount of the hedging instruments, Liabilities	(4,009)	(4,635)
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(155)	1,188
Gain (loss) on hedged item used to calculate hedge ineffectiveness	140	(1,179)
Ineffectiveness recorded in non-interest income-other	(15)	9
Carrying amount of the hedged item	48,637	65,516
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges	102	147
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges	(319)	(1,605)
Fair value hedges [member] | Interest rate risk [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	113	(3,998)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(125)	4,010
Ineffectiveness recorded in non-interest income-other	(12)	12
Carrying amount of the hedged item, Liabilities	(65,444)	(72,004)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	3,062	3,997
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	770	312
Fair value hedges [member] | Interest rate risk [member] | Subordinated debenture [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(35)	(201)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	35	201
Carrying amount of the hedged item, Liabilities	(6,185)	(5,354)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	238	202
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Liabilities	(12)	(44)
Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	4,008	4,238
Carrying amount of the hedging instruments, Liabilities	(4,009)	(4,635)
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(155)	1,188
Gain (loss) on hedged item used to calculate hedge ineffectiveness	140	(1,179)
Ineffectiveness recorded in non-interest income-other	(15)	9
Fair value hedges [member] | Interest rate risk [member] | Investment securities [Member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	323	2,837
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(343)	(2,811)
Ineffectiveness recorded in non-interest income-other	(20)	26
Carrying amount of the hedged item, Assets	36,367	31,325
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	(2,380)	(2,500)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	55	54
Fair value hedges [member] | Interest rate risk [member] | Loan commitments [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(556)	2,550
Gain (loss) on hedged item used to calculate hedge ineffectiveness	573	(2,579)
Ineffectiveness recorded in non-interest income-other	17	(29)
Carrying amount of the hedged item, Assets	83,899	111,469
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	(818)	(1,552)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	$ (1,132)	(1,926)
Fair value hedges [member] | Currency or interest rate risk [member] | Investment securities [Member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedged item, Assets		80
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets		$ (1)